Related Party Transactions (Details) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 14, 2016	Apr. 26, 2016	Apr. 21, 2016	Dec. 31, 2014	Sep. 23, 2011	Aug. 25, 2016	Apr. 30, 2016	Jan. 27, 2015	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	May 31, 2017	Feb. 21, 2017	Nov. 23, 2015	Jul. 10, 2015	Apr. 08, 2015	Mar. 31, 2015
Related Party Transactions (Textual)
Exercise price (in dollars per share)									$ 0.03		$ 5.01	$ 0.005
Due to producers									$ 205,096			$ 117,124
Aggregate principal amount				$ 242,498							$ 50,000
Other assets									$ 15,000
Equity investment percentage									4.02%
Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued	150,000
Exercise price (in dollars per share)				$ 0.01					$ 0.03		$ 0.005	$ 0.01						$ 0.01
Expiration period									3 years	4 years
Trinad LLC [Member]
Related Party Transactions (Textual)
Management service fee									$ 90,000	$ 90,000
Management service payable									$ 30,000
Due to producers													$ 750,000
Trinad LLC [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Converted value in excess of principal				$ 1,000,000				$ 5,000,000
Trinad LLC [Member] | Warrant [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued			381,662
Exercise price (in dollars per share)			$ 0.005
Mr. Robert Ellin [Member]
Related Party Transactions (Textual)
Due to producers											$ 0	$ 117,124
Trinad Capital [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share)			$ 0.01
Aggregate principal amount				1,000,000										$ 1,197,897
Trinad Capital [Member] | Second Senior Note [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share)		$ 0.01
Principal notes payable												1,784,000
Aggregate principal amount		$ 3,000,000										1,784,000		$ 2,383,180	$ 2,000,000	$ 1,000,000	$ 195,500
Trinad Capital [Member] | Second Senior Note [Member] | As Restated [Member]
Related Party Transactions (Textual)
Aggregate principal amount																$ 195,500
Trinad Capital [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued							1,117,585
Exercise price (in dollars per share)							$ 0.015
Principal notes payable												1,000,000
Aggregate principal amount				$ 700,000
Trinad Capital [Member] | Warrant [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued			381,662
Exercise price (in dollars per share)			$ 0.015
Trinad Capital [Member] | Warrant [Member] | Second Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued		735,923
Exercise price (in dollars per share)		$ 0.015
Repayment of notes payable											450,000
Aggregate principal amount		$ 3,000,000									820,100
Management Services Agreement [Member] | Trinad LLC [Member]
Related Party Transactions (Textual)
Management service fee					$ 2,080,000						360,000	360,000
Management service payable					90,000						30,000
Due to producers					$ 1,000,000						239,080	$ 1,000,000
Agreement term					3 years
Repayment of notes payable											$ 750,000
Management Services Agreement [Member] | Trinad LLC [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued						716,216
Exercise price (in dollars per share)						$ 0.225
Expiration period					10 years
Amortized period					3 years
Management Services Agreement [Member] | Trinad LLC [Member] | Warrant 1 [Member]
Related Party Transactions (Textual)
Number of shares issued					750,000
Exercise price (in dollars per share)					$ 0.225